Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of total loss before income taxes are as follows:

	For the Years Ended December 31,
	2025	2024
United States	$(26,766,593)	$—
Cayman Islands	104,916	(4,699,469)

Loss before income taxes	$(26,661,677)	$(4,699,469)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows:

	Year ended December 31, 2025
Income tax at Cayman Islands statutory rate	$—	—%
Domestic state and local income taxes, net of federal effect	—	—%
Foreign Tax Effects	—	—%
United States
Statutory rate difference between Cayman and U.S.	(5,620,984)	21.0%
Local taxes at a rate different than the statutory rate	(1,190,853)	4.5%
Changes in valuation allowances	6,029,335	(22.6)%
Non-deductible transaction related costs	380,731	(1.4)%
Non-deductible stock compensation	316,464	(1.2)%
Other non-deductible	85,307	(0.3)%

Effective tax rate	$—	—%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities consisted of the following:

Year Ended December 31, 2025
Deferred tax assets:
Federal net operating loss carryforwards	$4,209,408
State net operating loss carryforwards	1,026,902
Reserves and accruals	364,571
Stock-based compensation	511,112

Total deferred tax assets	6,111,993
Valuation allowance	(6,029,335)

Net total deferred tax assets	$82,658

Deferred tax liabilities:
Depreciation and amortization	(52,064)
Other	(30,594)

Total deferred tax liabilities	$(82,658)

Net deferred tax assets	$—